Cash and Cash Equivalents and Cash Equivalents by Currency (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	$ 1,592	$ 2,471	$ 1,785	$ 2,676	[1]	$ 1,239	$ 1,284
HK$
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		1,712		1,497
US$
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		639		1,066
MOP
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		82		82
Singapore dollar
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		15		10
Japanese Yen
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		14		13
RMB
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents		$ 9		$ 8

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.